CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED SHARES AND CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Redeemable Convertible Preferred Stock [Member]	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Begining Balance at Dec. 31, 2016	$ 26,699	$ 28	$ 4,352	$ (36,748)	$ (32,368)
Begining Balance, (in Shares) at Dec. 31, 2016	16,416,749	7,631,687
Cumulative effect adjustment resulting from adoption of new accounting principles			138	3,489	3,627
Issuance of ordinary shares upon exercise of options		$ 1	394		395
Issuance of ordinary shares upon exercise of options, shares		334,925
Share-based compensation			2,110		2,110
Net loss				(2,792)	(2,792)
Ending Balance at Dec. 31, 2017	$ 26,699	$ 29	6,994	(36,051)	(29,028)
Ending Balance, (in Shares) at Dec. 31, 2017	16,416,749	7,966,612
Issuance of ordinary shares upon exercise of options		$ 1	162		163
Issuance of ordinary shares upon exercise of options, shares		299,376
Share-based compensation			3,181		3,181
Net loss				(4,262)	(4,262)
Ending Balance at Dec. 31, 2018	$ 26,699	$ 30	10,337	(40,313)	$ (29,946)
Ending Balance, (in Shares) at Dec. 31, 2018	16,416,749	8,265,988			8,265,988
Issuance of ordinary shares upon exercise of options		$ 7	2,289		$ 2,296
Issuance of ordinary shares upon exercise of options, shares		1,674,044
Share-based compensation			10,927		10,927
Conversion of redeemable convertible preferred shares	$ (26,699)	$ 70	26,629		26,699
Conversion of redeemable convertible preferred shares, shares	(16,416,749)	16,416,749
Issuance of ordinary shares upon initial public offering, net		$ 38	112,427		112,465
Issuance of ordinary shares upon initial public offering, net, shares		8,873,472
Net loss				(28,119)	(28,119)
Ending Balance at Dec. 31, 2019		$ 145	$ 162,609	$ (68,432)	$ 94,322
Ending Balance, (in Shares) at Dec. 31, 2019		35,230,253			35,230,253